UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 85.3%

Security	Shares	Value
Aerospace & Defense — 2.4%
Honeywell International, Inc.	300,000	$23,538,000
United Technologies Corp.	130,000	12,337,000

		$35,875,000

Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)	90,000	$14,587,200

		$14,587,200

Chemicals — 2.8%
BASF SE	138,000	$13,374,310
LyondellBasell Industries NV, Class A	220,000	14,663,000
PPG Industries, Inc.	90,000	13,824,900

		$41,862,210

Commercial Banks — 6.9%
Barclays PLC	2,000,000	$9,580,257
Natixis	3,335,000	15,723,316
PNC Financial Services Group, Inc. (The)	370,000	26,506,800
Regions Financial Corp.	1,500,000	13,695,000
Wells Fargo & Co.(1)	920,000	37,306,000

		$102,811,373

Computers & Peripherals — 0.7%
Apple, Inc.(1)	21,700	$9,758,056

		$9,758,056

Construction & Engineering — 1.4%
Bouygues SA	615,000	$16,336,088
Impregilo SpA	1,000,000	3,953,195

		$20,289,283

Consumer Finance — 1.8%
Discover Financial Services	570,000	$27,023,700

		$27,023,700

Diversified Financial Services — 4.6%
Citigroup, Inc.(1)	620,000	$32,233,800
JPMorgan Chase & Co.(1)	655,000	35,756,450

		$67,990,250

Diversified Telecommunication Services — 6.2%
AT&T, Inc.	378,750	$13,252,463
Bezeq Israeli Telecommunication Corp., Ltd.	6,500,000	8,408,527
Deutsche Telekom AG	2,050,000	23,346,189
Telenor ASA	680,000	14,303,684
Turk Telekomunikasyon AS	1,725,000	6,642,772
Vivendi SA	1,315,000	25,737,650

		$91,691,285

Security	Shares	Value
Electric Utilities — 4.1%
Edison International(1)	677,000	$31,101,380
NextEra Energy, Inc.(1)	390,000	29,491,800

		$60,593,180

Electrical Equipment — 2.1%
Emerson Electric Co.	110,000	$6,320,600
Generac Holdings, Inc.	445,000	18,022,500
Schneider Electric SA	85,000	6,726,162

		$31,069,262

Food Products — 2.5%
Kraft Foods Group, Inc.(1)	207,607	$11,445,374
Mondelez International, Inc., Class A(1)	622,821	18,348,307
Nestle SA(1)	106,000	7,021,926

		$36,815,607

Gas Utilities — 1.4%
Snam Rete Gas SpA	4,350,000	$20,629,395

		$20,629,395

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	430,000	$15,768,100
Covidien PLC	177,000	11,257,200

		$27,025,300

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.(1)	227,000	$21,921,390

		$21,921,390

Industrial Conglomerates — 0.4%
General Electric Co.	270,000	$6,296,400

		$6,296,400

Insurance — 4.7%
ACE, Ltd.	277,000	$24,841,360
Aflac, Inc.	120,000	6,682,800
AXA SA	830,000	16,757,451
Muenchener Rueckversicherungs-Gesellschaft AG	63,000	11,751,064
Swiss Reinsurance Co., Ltd.(2)	52,000	3,818,589
Zurich Insurance Group AG(2)	23,000	6,082,732

		$69,933,996

IT Services — 1.7%
International Business Machines Corp.(1)	120,000	$24,962,400

		$24,962,400

Machinery — 0.8%
Deere & Co.	144,000	$12,543,840

		$12,543,840

Media — 1.5%
Comcast Corp., Class A	150,000	$6,022,500
Lagardere SCA	370,000	9,517,160
Walt Disney Co. (The)(1)	100,000	6,308,000

		$21,847,660

Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc.(1)	616,048	$19,128,299

		$19,128,299

Security	Shares	Value
Multi-Utilities — 3.0%
E.ON AG	1,210,000	$20,389,854
Sempra Energy(1)	300,000	24,390,000

		$44,779,854

Oil, Gas & Consumable Fuels — 12.7%
Chevron Corp.(1)	400,000	$49,100,000
ENI SpA	1,544,000	35,112,875
Exxon Mobil Corp.(1)	285,000	25,783,950
HollyFrontier Corp.	225,000	11,137,500
Marathon Oil Corp.	621,000	21,356,190
Occidental Petroleum Corp.(1)	300,000	27,621,000
Statoil ASA	851,796	19,233,179

		$189,344,694

Pharmaceuticals — 7.6%
AstraZeneca PLC	185,000	$9,465,377
Johnson & Johnson(1)	90,000	7,576,200
Merck & Co., Inc.(1)	596,307	27,847,537
Pfizer, Inc.(1)	1,220,000	33,220,600
Roche Holding AG PC	80,000	19,834,911
Sanofi	142,000	15,141,198

		$113,085,823

Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.(1)	77,000	$10,214,820
Public Storage, Inc.	100,000	15,180,000

		$25,394,820

Road & Rail — 2.2%
Union Pacific Corp.(1)	212,000	$32,779,440

		$32,779,440

Software — 3.2%
Microsoft Corp.(1)	880,000	$30,694,400
Oracle Corp.(1)	518,000	17,487,680

		$48,182,080

Specialty Retail — 1.5%
Hennes & Mauritz AB, Class B	450,000	$15,395,336
Home Depot, Inc. (The)	86,000	6,764,760

		$22,160,096

Tobacco — 0.7%
Swedish Match AB	295,000	$10,221,055

		$10,221,055

Wireless Telecommunication Services — 1.1%
Tele2 AB(2)	940,000	$3,959,628
Tele2 AB, Class B	940,000	11,711,640
US Cellular Corp.(2)	10,777	427,847

		$16,099,115

Total Common Stocks (identified cost $1,013,810,791)		$1,266,702,063

Preferred Stocks — 31.8%

Security	Shares	Value
Banks — 0.8%
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	12,213	$11,782,113

		$11,782,113

Capital Markets — 2.1%
Affiliated Managers Group, Inc., 6.375%	94,425	$2,453,398
Bank of New York Mellon Corp. (The), 5.20%	238,083	6,037,785
Bank of New York Mellon Corp. (The), Series D, 4.50% to 6/20/23(3)	2,350	2,369,387
Charles Schwab Corp. (The), Series A, 7.00% to 2/1/22(1)(3)	7,065	8,445,637
Goldman Sachs Group, Inc. (The), Series I, 5.95%	171,000	4,338,270
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	224,950	5,778,965
State Street Corp., Series C, 5.25%	62,378	1,551,965

		$30,975,407

Commercial Banks — 11.1%
Barclays Bank PLC, 7.625%	4,735	$4,782,547
CBA Capital Trust II, 6.024% to 3/15/16(1)(3)(4)	5,000	5,335,590
Citigroup, Inc., Series B, 5.90% to 2/15/23(3)	6,060	6,498,878
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	94,700	10,138,819
Deutsche Bank Contingent Capital Trust III, 7.60%	204,580	5,527,752
Farm Credit Bank of Texas, Series 1, 10.00%	10,973	13,801,976
First Republic Bank, Series B, 6.20%	90,000	2,386,935
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	4,737	7,249,814
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(1)(3)	10,039	11,805,369
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	2,760	2,810,293
KeyCorp, Series A, 7.75%	115,024	14,878,354
Landsbanki Islands HF, 7.431%(2)(4)(5)(6)(7)	20,750	0
Regions Financial Corp., Series A, 6.375%	564,400	14,296,252
Royal Bank of Scotland Group PLC, Series T, 7.25%	128,495	3,214,945
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	135.97	15,174,368
SunTrust Banks, Inc., Series E, 5.875%	376,000	9,423,500
Texas Capital Bancshares, Inc., 6.50%	274,290	6,951,551
Texas Capital Bancshares, Inc., Series A, 6.50%	47,100	1,172,790
Webster Financial Corp., Series E, 6.40%	187,995	4,829,122
Wells Fargo & Co., Series L, 7.50%	15,390	19,314,450
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	192,905	5,135,420

		$164,728,725

Consumer Finance — 1.7%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	187,367	$5,038,579
Capital One Financial Corp., Series B, 6.00%	343,900	8,724,743
Discover Financial Services, Series B, 6.50%	436,750	11,410,094

		$25,173,416

Diversified Financial Services — 3.4%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	91.74	$11,056,982
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	50.05	5,699,107
KKR Financial Holdings, LLC, Series A, 7.375%	377,100	9,775,375
RBS Capital Funding Trust VII, Series G, 6.08%(2)	550,000	12,380,500
UBS AG, 7.625%(1)	9,485	11,058,707

		$49,970,671

Electric Utilities — 3.7%
Duke Energy Corp., 5.125%	117,860	$2,963,177
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	11,800	12,079,877

Security	Shares	Value
Entergy Arkansas, Inc., 4.90%	96,455	$2,402,337
Entergy Arkansas, Inc., 6.45%	325,000	8,287,500
Entergy Louisiana, LLC, 6.95%	24,317	2,437,779
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	112,500	2,875,781
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	2,586	63,413
Southern California Edison Co., Series D, 6.50%	91,800	9,831,211
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(3)	4,967	5,693,496
Virginia Electric and Power Co., 6.12%	90	9,203,006

		$55,837,577

Food Products — 1.1%
Dairy Farmers of America, 7.875%(4)	94,450	$10,383,597
Ocean Spray Cranberries, Inc., 6.25%(4)	57,835	5,405,768

		$15,789,365

Insurance — 2.5%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(3)	13,000	$5,200,812
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	70,552	1,880,211
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	89,150	2,432,904
Endurance Specialty Holdings, Ltd., Series B, 7.50%	185,750	5,035,683
Montpelier Re Holdings, Ltd., 8.875%	403,419	11,279,595
Prudential PLC, 6.50%(1)	8,867	9,001,237
RenaissanceRe Holdings, Ltd., Series D, 6.60%	116,305	2,916,929

		$37,747,371

Machinery — 0.9%
Stanley Black & Decker, Inc., 5.75%	511,817	$13,359,703

		$13,359,703

Multi-Utilities — 0.5%
DTE Energy Co., Series C, 5.25%	284,400	$7,195,320

		$7,195,320

Pipelines — 0.5%
NuStar Logistics LP, 7.625% to 1/15/18(3)	283,020	$7,544,266

		$7,544,266

Real Estate Investment Trusts (REITs) — 2.2%
Boston Properties, Inc., Series B, 5.25%	127,866	$3,190,257
CapLease, Inc., Series A, 8.125%	212,579	5,410,136
Cedar Realty Trust, Inc., Series B, 7.25%	188,900	4,871,731
Chesapeake Lodging Trust, Series A, 7.75%	49,831	1,287,135
DDR Corp., Series J, 6.50%	250,000	6,337,500
DDR Corp., Series K, 6.25%(2)	129,500	3,235,557
Sunstone Hotel Investors, Inc., Series D, 8.00%	239,400	6,441,368
Taubman Centers, Inc., Series K, 6.25%(2)	70,600	1,803,830

		$32,577,514

Telecommunications — 0.4%
Centaur Funding Corp., 9.08%(4)	4,155	$5,361,248

		$5,361,248

Thrifts & Mortgage Finance — 0.9%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	4,750	$4,465,000
EverBank Financial Corp., Series A, 6.75%	376,200	9,583,695

		$14,048,695

Total Preferred Stocks (identified cost $459,534,323)		$472,091,391

Corporate Bonds & Notes — 9.3%

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$2,350	$2,305,938

		$2,305,938

Commercial Banks — 1.5%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(3)(4)	$2,400	$2,328,000
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	2,010	2,050,200
Citigroup Capital III, 7.625%, 12/1/36	4,730	5,983,450
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	5,691	7,284,480
Regions Bank, 6.45%, 6/26/37(1)	550	608,319
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	5,100	4,462,500

		$22,716,949

Diversified Financial Services — 1.1%
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(3)	$2,900	$2,979,750
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	13,900	12,857,500

		$15,837,250

Diversified Telecommunication Services — 0.5%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$8,049	$8,046,448

		$8,046,448

Electric Utilities — 1.0%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(3)	$13,510	$14,400,269

		$14,400,269

Industrial Conglomerates — 0.5%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(3)(4)	$6,900	$7,400,250

		$7,400,250

Insurance — 3.6%
Allstate Corp. (The), Series B, 6.125% to 5/15/17, 5/15/37, 5/15/67(3)(8)	$1,565	$1,729,203
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(1)(3)(8)	9,825	15,805,969
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	3,685	3,752,929
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(3)(4)	6,719	7,250,742
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/29/49(1)(3)(4)	8,921	9,617,016
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(3)	15,407	15,522,553

		$53,678,412

Pipelines — 1.0%
DCP Midstream, LLC, 5.85% to 5/1/23, 5/21/43(3)(4)	$3,372	$3,397,290
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(1)(3)	5,105	5,557,160
Southern Union Co., 3.292%, 11/1/66(5)	6,225	5,734,781

		$14,689,231

Total Corporate Bonds & Notes (identified cost $118,014,280)		$139,074,747

Short-Term Investments — 3.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)	$56,089	$56,089,281

Total Short-Term Investments (identified cost $56,089,281)		$56,089,281

Total Investments — 130.2% (identified cost $1,647,448,675)		$1,933,957,482

Other Assets, Less Liabilities — (30.2)%		$(449,145,227)

Net Assets — 100.0%		$1,484,812,255

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2013, the aggregate value of these securities is $149,201,987 or 10.0% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2013.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Defaulted security.

(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2013 was $19,507.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	72.1%	$1,393,558,218
France	5.8	113,223,505
Switzerland	3.7	71,216,534
Germany	3.6	68,861,417
Italy	3.1	59,695,465
Sweden	2.1	41,287,659
United Kingdom	1.8	34,042,692
Norway	1.7	33,536,863
Cayman Islands	1.5	28,284,051
Bermuda	1.2	23,545,322
Netherlands	1.2	22,709,448
Ireland	0.6	11,257,200
Australia	0.6	11,003,671
Israel	0.4	8,408,527
Turkey	0.3	6,642,772
Brazil	0.2	4,378,200
China	0.1	2,305,938
Iceland	0.0	0

Total Investments	100.0%	$1,933,957,482

A summary of open financial instruments at May 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
6/28/13	British Pound Sterling 4,840,644	United States Dollar 7,322,616	Citibank NA	$(31,053)
6/28/13	British Pound Sterling 4,840,644	United States Dollar 7,322,563	Standard Chartered Bank	(31,107)
6/28/13	British Pound Sterling 4,840,644	United States Dollar 7,322,539	State Street Bank and Trust Co.	(31,131)
6/28/13	Euro 58,356,049	United States Dollar 75,465,459	Citibank NA	(392,276)
6/28/13	Euro 58,356,049	United States Dollar 75,477,480	Standard Chartered Bank	(380,255)
6/28/13	Euro 58,356,049	United States Dollar 75,465,868	State Street Bank and Trust Co.	(391,867)

				$(1,257,689)

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At May 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,257,689.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,647,237,386

Gross unrealized appreciation	$345,749,607
Gross unrealized depreciation	(59,029,511)

Net unrealized appreciation	$286,720,096

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$41,016,650	$24,912,496	$—	$65,929,146
Consumer Staples	29,793,681	17,242,981	—	47,036,662
Energy	134,998,640	54,346,054	—	189,344,694
Financials	244,027,930	63,713,409	—	307,741,339
Health Care	95,669,637	44,441,486	—	140,111,123
Industrials	111,837,780	27,015,445	—	138,853,225
Information Technology	82,902,536	—	—	82,902,536
Materials	47,616,199	13,374,310	—	60,990,509
Telecommunication Services	17,639,938	90,150,462	—	107,790,400
Utilities	84,983,180	41,019,249	—	126,002,429
Total Common Stocks	$890,486,171	$376,215,892 **	$—	$1,266,702,063
Preferred Stocks
Consumer Staples	$—	$15,789,365	$—	$15,789,365
Energy	—	7,544,266	—	7,544,266
Financials	143,662,682	223,341,230	0	367,003,912
Industrials	—	13,359,703	—	13,359,703
Telecommunication Services	—	5,361,248	—	5,361,248
Utilities	7,195,320	55,837,577	—	63,032,897
Total Preferred Stocks	$150,858,002	$321,233,389	$0	$472,091,391
Corporate Bonds & Notes	$—	$139,074,747	$—	$139,074,747
Short-Term Investments	—	56,089,281	—	56,089,281
Total Investments	$1,041,344,173	$892,613,309	$0	$1,933,957,482

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,257,689)	$—	$(1,257,689)
Total	$—	$(1,257,689)	$—	$(1,257,689)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2013 is not presented. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	July 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2013